Note 3 - Stockholders' Equity (Deficit), Stock Options and Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
NOTE 3 – STOCKHOLDERS’ DEFICIT, STOCK OPTIONS AND WARRANTS

The Company has an equity incentive plan, which allows issuance of incentive and non-qualified stock options to employees, directors and consultants of the Company, where permitted under the plan. The exercise price for each stock option is determined by the Board of Directors. Vesting requirements are determined by the Board of Directors when granted and currently range from immediate to three years. Options under this plan have terms ranging from three to ten years.

Public Offering of Units

On August 31, 2015 (the “Issuance Date”), the Company completed a public offering (the “Offering”) of 1,666,667 Units (the “Units”) as described below. The public offering price in the Offering was $9.00 per Unit, and the purchase price for the underwriter of the Offering (the “Underwriter”) was $8.28 per Unit, resulting in an underwriting discount and commission of $0.72 (or 8.00%) per Unit and total net proceeds to the Company before expenses of $13.8 million. The Company had granted the Underwriter an option for a period of 45 days to purchase up to an additional 250,000 Units solely to cover over-allotments. The Underwriter chose not to purchase any additional Units under the over-allotment option. The Company paid to the Underwriter a non-accountable expense allowance equal to 1% of the gross proceeds of the Offering and agreed to reimburse expenses incurred by the Underwriter up to $70,000.

On August 31, 2015, as a result of the consummation of the Offering and the issuance of the 228,343 Exchange Units in the Unit Exchange described below, the Company issued a total of 1,895,010 Units, comprised of a total of aggregate of 75,800 shares of Common Stock (as adjusted for the reverse stock split), 1,895,010 shares of Series B Preferred Stock and 7,580,040 Series A Warrants, (as adjusted for the reverse stock split).

Each Unit consisted of one share of common stock, par value $0.01 per share (the “Common Stock”), one share of Series B Convertible Preferred Stock (“Series B Preferred Stock”) and four Series A Warrants. The shares of Common Stock, the shares of Series B Preferred Stock and the Series A Warrants that comprise the Units automatically separated on February 29, 2016.

For a description of the terms of the Series B Convertible Preferred Stock included within the Units, see “Series B Preferred Stock” below. For a description of the terms of the Series A Warrants included within the Units, see “Series A Warrants” below.

Series A Warrants.
The Series A Warrants separated from the Series B Convertible Preferred Stock and the Common Stock included within the Units as described above and are currently exercisable. The Series A Warrants terminate on August 31, 2020. Each Series A Warrant is exercisable into one share of Common Stock at an initial cash exercise price of $123.75 per share. The Cash exercise price and number of shares of common stock issuable upon cash exercise is subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting the Common Stock and the exercise price.

Holders may exercise Series A Warrants by paying the exercise price in cash or, in lieu of payment of the exercise price in cash, by electing to receive a number of shares of Common Stock equal to the Black-Scholes Value (as defined below) based upon the number of shares the holder elects to exercise. The number of shares of Common Stock to be delivered according to the following formula, referred to as the “Cashless Exercise.”

Total Shares = (A x B)/C

Where:

•	Total shares is the number of shares of Common Stock to be issued upon a Cashless Exercise.

•	A is the total number of shares with respect to which the Series A Warrant is then being exercised.

•	B is the Black-Scholes Value (as defined below).

•
C is the closing bid price of the Common Stock as of two trading days prior to the time of such exercise, provided that in no event may “C” be less than $0.43 per share (subject to appropriate adjustment in the event of stock dividends, stock splits or similar events affecting the Common Stock).

The Black-Scholes Value (as defined above) as of September 30, 2016 was $108.115, and the closing bid price of Common Stock as of September 30, 2016, was $4.125. Therefore, an exercise on that date would have resulted in the issuance of 0.40 shares of Common Stock for each Series A Warrant. Approximately 6,141,115 Series A Warrants have been exercised in cashless exercises as of September 30, 2016, resulting in the issuance of 2,318,663 shares of Common Stock. If all of the remaining 35,084 Series A Warrants that were issued as part of the Units sold in the Offering and part of the Units issued on August 31, 2015 were exercised pursuant to a cashless exercise and the closing bid price of our common stock as of the two trading days prior to the time of such exercise was $123.75 per share or less and the Black-Scholes Value were $108.115 (the Black-Scholes Value as of September 30, 2016), then a total of an additional approximately 564 shares of our common stock would be issued to the holders of such Series A Warrants.

The Series A Warrants will not be exercisable or exchangeable by the holder of such warrants to the extent (and only to the extent) that the holder or any of its affiliates would beneficially own in excess of 4.99% of the common stock of the Company, determined in accordance with Section 13(d) of the Securities Exchange Act of 1934, as amended, and the regulations promulgated thereunder.

In addition to (but not duplicative of) the adjustments to the exercise price and the number of shares of Common Stock issuable upon exercise of the Series A Warrants in the event of stock dividends, stock splits, reorganizations or similar events, the Series A Warrants provide for certain adjustments if the Company, at any time prior to the three year anniversary of the Issuance Date, (1) declares or makes any dividend or other distribution of its assets (or rights to acquire its assets) to all or substantially all of the holders of shares of Common Stock at any time after the Issuance Date, or (2) grants, issues or sells any options, convertible securities or rights to purchase stock, warrants, securities or other property pro rata to all or substantially all of the record holders of any class of shares of Common Stock. Further, if at any time a Series A Warrant is outstanding, the Company consummates any fundamental transaction, as described in the Series A Warrants and generally including any consolidation or merger into another corporation, or the sale of all or substantially all of our assets, or other transaction in which the Common Stock is converted into or exchanged for other securities or other consideration, the holder of any Series A Warrants will thereafter receive, the securities or other consideration to which a holder or the number of shares of Common Stock then deliverable upon the exercise or exchange of such Series A Warrants would have been entitled upon such consolidation or merger or other transaction.

Unit Purchase Option.
The Company, in connection with the Offering, entered into a Unit Purchase Option Agreement, dated as of August 31, 2015 (the “Unit Purchase Option”), pursuant to which the Company granted the Underwriter the right to purchase from the Company up to a number of Units equal to 5% of the Units sold in the Offering (or up to 83,333 Units) or the component securities of such Units at an exercise price equal to 125% of the public offering price of the Units in the Offering, or $11.25 per Unit. The Unit Purchase Option was terminated in May 2016 in exchange for 135,995 shares of common stock.

Series B Preferred Stock.
Each share of Series B Preferred Stock became convertible into one share of Common Stock (subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events) as of February 29, 2016. In addition, the Series B Preferred Stock will automatically convert into shares of common stock upon the occurrence of a fundamental transaction, as described in the certificate of designations for the Series B Preferred Stock but including mergers, shares of the company’s assets, changes in control and similar transactions. The Series B Preferred Stock is not convertible by the holder of such preferred stock to the extent (and only to the extent that the holder or any of its affiliates would beneficially own in excess of 4.99% of the common stock of the Company. The Series B Preferred Stock has no voting rights, except for the right to approve certain amendments to the certificate of designations or similar actions. With respect to payment of dividends and distribution of assets upon liquidation or dissolution or winding up of the Company, the Series B Preferred Stock shall rank equal to the common stock of the Company. No sinking fund has been established for the retirement or redemption of the Series B Preferred Stock.

Unit Exchange.
On February 4, 2014, the Company raised $2,055,000 in gross proceeds from a private placement of 20,550 shares of Series A Convertible Preferred Stock, par value $0.01, with a stated value of $100 per share (the “Series A Preferred Shares”) and warrants to purchase shares of the Company’s common stock. The Series A Preferred Shares and warrants were sold to investors pursuant to a Securities Purchase Agreement, dated as of February 4, 2014. On August 31, 2015, the Company issued a total of 228,343 Units (the “Exchange Units”) in exchange for the outstanding Series A Preferred Stock which were then cancelled pursuant to an agreement with the holders of the Series A Preferred Shares. The warrants that were issued in connection with the issuance of the Series A Preferred Shares remained outstanding; however, the warrant amounts were reduced so that the warrants are exercisable into an aggregate of 3,391 shares of the Company’s common stock. The Exchange Units were exempt from registration under Section 3(a)(9) of the Securities Act. On August 31, 2015, the Company filed a termination certificate with the Delaware Secretary of State. Following that date there were no shares of Series A Preferred Stock outstanding, and the previously authorized shares of Series A Preferred Stock resumed the status of authorized but issued and undesignated shares of preferred stock of the Company.

Redemption of Convertible Notes.
In connection with the closing of the Offering, $933,074 aggregate principal amount of Convertible Notes plus interest and a 40% redeemable premium were redeemed for total payments of $1,548,792. See Note 4. Of this amount, approximately $167,031 was paid to its affiliates in redemption of their Convertible Notes.

Registered Exchange Offer for Warrants.
On March 25, 2016, the Company commenced a registered exchange offer (the “Exchange Offer”) to exchange Series B Warrants (the “Series B Warrants”) to purchase shares of our common stock, par value $0.01 per share (the “Warrant Shares”), for up to an aggregate of 3,157,186 outstanding Series A Warrants (the “Series A Warrants”). On March 31, 2016, each Series A Warrant could be exercised on a cashless basis for 0.40 shares of common stock. Each Series B Warrant may be exercised on a cashless basis for one twenty-fifth of one share of common stock (subject to further adjustment for stock splits, etc.). For each outstanding Series A Warrant tendered by holders, we offered to issue 10.2 Series B Warrants. The Exchange Offer expired at midnight, Eastern time, on April 21, 2016. 1,770,556 Series A Warrants were tendered by holders. The Company delivered an aggregate of 18,059,671 Series B Warrants pursuant to the terms of the Exchange Offer. In addition, between March 31, 2016 and July 6, 2016 1,251,510 Series A Warrants were exercised in cashless exercises, resulting in the issuance of 503,034 shares of common stock.

Accounting for share-based payment

The Company has adopted ASC 718- Compensation-Stock Compensation ("ASC 718"). Under ASC 718 stock-based employee compensation cost is recognized using the fair value based method for all new awards granted after January 1, 2006 and unvested awards outstanding at January 1, 2006. Compensation costs for unvested stock options and non-vested awards that were outstanding at January 1, 2006, are being recognized over the requisite service period based on the grant-date fair value of those options and awards, using a straight-line method. We elected the modified-prospective method under which prior periods are not retroactively restated.

ASC 718 requires companies to estimate the fair value of stock-based payment awards on the date of grant using an option-pricing model or other acceptable means. The Company uses the Black-Scholes option valuation model which requires the input of significant assumptions including an estimate of the average period of time employees will retain vested stock options before exercising them, the estimated volatility of the Company's common stock price over the expected term, the number of options that will ultimately be forfeited before completing vesting requirements, the expected dividend rate and the risk-free interest rate. Changes in the assumptions can materially affect the estimate of fair value of stock-based compensation and, consequently, the related expense recognized. The assumptions the Company uses in calculating the fair value of stock-based payment awards represent the Company's best estimates, which involve inherent uncertainties and the application of management's judgment. As a result, if factors change and the Company uses different assumptions, the Company's equity-based compensation expense could be materially different in the future.

Since the Company's common stock has no significant public trading history, and the Company has experienced no significant option exercises in its history, the Company is required to take an alternative approach to estimating future volatility and estimated life and the future results could vary significantly from the Company's estimates. The Company compiled historical volatilities over a period of 2 to 7 years of 15 small-cap medical companies traded on major exchanges and 10 mid-range medical companies on the OTC Bulletin Board and combined the results using a weighted average approach. In the case of ordinary options to employees the Company determined the expected life to be the midpoint between the vesting term and the legal term. In the case of options or warrants granted to non-employees, the Company estimated the life to be the legal term unless there was a compelling reason to make it shorter.

When an option or warrant is granted in place of cash compensation for services, the Company deems the value of the service rendered to be the value of the option or warrant. In most cases, however, an option or warrant is granted in addition to other forms of compensation and its separate value is difficult to determine without utilizing an option pricing model. For that reason the Company also uses the Black-Scholes option-pricing model to value options and warrants granted to non-employees, which requires the input of significant assumptions including an estimate of the average period the investors or consultants will retain vested stock options and warrants before exercising them, the estimated volatility of the Company's common stock price over the expected term, the number of options and warrants that will ultimately be forfeited before completing vesting requirements, the expected dividend rate and the risk-free interest rate. Changes in the assumptions can materially affect the estimate of fair value of stock-based consulting and/or compensation and, consequently, the related expense recognized.

Since the Company has limited trading history in its stock and no first-hand experience with how its investors and consultants have acted in similar circumstances, the assumptions the Company uses in calculating the fair value of stock-based payment awards represent its best estimates, which involve inherent uncertainties and the application of management's judgment. As a result, if factors change and the Company uses different assumptions, the Company's equity-based consulting and interest expense could be materially different in the future.

Valuation and accounting for options and warrants

The Company determines the grant date fair value of options and warrants using a Black-Scholes option valuation model based upon assumptions regarding risk-free interest rate, expected dividend rate, volatility and estimated term.

In January 2014 the Company issued 174 shares of common stock to the former CEO at $31.25 per share upon his exercising options.

In January through March 2014, 9 warrant holders exercised warrants through a cashless exercise for a total of 618 shares of common stock.

In January and February 2014 the Company issued warrants to purchase 862 shares pursuant to a February 4, 2014 private placement whereby the Company issued 20,550 shares of Series A Convertible Preferred Stock raising gross proceeds of $2,055,000. The warrants are at an exercise price of $609.50.

In February 2014 the Company issued a warrant to purchase 60 shares of common stock at an exercise price of $506.25 to a major shareholder Dr. Samuel Herschkowitz. The warrant is in consideration for a bridge loan extended in December 2013 that has been paid in February 2014.

On March 31, 2014, the Company issued dividends to the Purchasers of the Preferred Shares as described above. The dividends are at an annual rate of 6% of the stated value of the Preferred Shares paid on a quarterly basis in the form of common stock per a stipulated $487.50 per share. As a result 39 shares of common stock were issued to 16 holders of Preferred Shares.

In March 2014, the Company issued 178 shares of common stock to a warrant holder for a partial cash exercise at $281.25 per share; issued 134 shares to the holder via the cashless exercise of the remainder of the warrant.

In June 2014, the Company issued 149 shares of common stock to a warrant holder exercising cashless warrants.

On June 30, 2014, the Company issued dividends to the Purchasers of the Preferred Shares as described above. The dividends are at an annual rate of 6% of the stated value of the Preferred Shares paid on a quarterly basis in the form of common stock per a stipulated $487.50 per share. As a result 63 shares of common stock were issued to 16 holders of Preferred Shares.

On June 30, 2014, the Company issued a warrant to purchase 218 shares of common stock at an exercise price of $309.50 to SOK Partners, LLC, in consideration for a bridge loan in the form of convertible notes. On September 9, 2014 the Resale Registration Statement went into effect. The convertible note agreement provided an immediate approximately 11% reduction to the warrant agreement. Therefore, the warrant has been adjusted to purchase 194 shares of common stock at an exercise price of $309.50 to SOK Partners, LLC in consideration for a bridge loan.

In July 2014, the Company issued warrants to purchase 1,160 shares of common stock at an exercise price of $309.50 to two lenders in consideration for a bridge loan in the form of convertible notes. The shares above reflect approximately an 11% reduction resulting from the Resale Registration Statement that went effective September 9, 2014.

In August 2014, the Company issued warrants to purchase 2,462 of common stock at an exercise price of $609.50 to the Purchasers of the Preferred Shares. The Securities Purchase Agreement with the Preferred Shareholders stipulated that if the Company was not listed on either the NASDAQ Stock Market, the New York Stock Exchange or the NYSE MKT within 180 days of closing the agreement then warrants to purchase the above additional shares would be issued in aggregate to the Preferred Shareholders.

In August and September 2014, the Company issued warrants to purchase 1,498 shares of common stock at an exercise price of $309.50 to four lenders in consideration for a bridge loan in the form of convertible notes. The shares above reflect the approximate 11% reduction resulting from the Resale Registration Statement that went effective September 9, 2014.

On September 30, 2014, the Company issued dividends to the Purchasers of the Preferred Shares as described above. The dividends are at an annual rate of 6% of the stated value of the Preferred Shares paid on a quarterly basis in the form of common stock per a stipulated $487.50 per share. As a result 63 shares of common stock were issued to 16 holders of Preferred Shares.

In November 2014, the Company issued 548 shares of common stock, par value $0.01, in escrow for debt settlement.

On December 31, 2014, the Company issued dividends to the Purchasers of the Preferred Shares as described above. The dividends are at an annual rate of 6% of the stated value of the Preferred Shares paid on a quarterly basis in the form of common stock per a stipulated $487.50 per share. As a result 63 shares of common stock were issued to 16 holders of Preferred Shares.

For grants of stock options and warrants in 2014 the Company used a 1.44% to 2.75% risk-free interest rate, 0% dividend rate, 59% to 66% volatility and estimated terms of 5 to 10 years. Value computed using these assumptions ranged from $80.015 to $347.9864 per share.

In January 2015, the Company issued a dividend adjustment to the Purchasers of the Preferred Shares as described above. Certain previous dividends paid were calculated with an exercise price of $487.50 per share, but should have been calculated at $243.75 per share. As a result 125 shares of common stock were issued to 16 holders of Preferred Shares.

On March 31, 2015, the Company issued dividends to the Purchasers of the Preferred Shares as described above. The dividends are at an annual rate of 6% of the stated value of the Preferred Shares paid on a quarterly basis in the form of common stock per a stipulated $243.75 per share. As a result 125 shares of common stock were issued to 16 holders of Preferred Shares.

On June 30, 2015, the Company issued dividends to Purchases of the Preferred Shares as described above. The dividends are at an annual rate of 6% of the stated value of the Preferred Shares paid on a quarterly basis in the form of common stock per a stipulated $243.75 per share. As a result 125 shares of common stock were issued to 16 holders of Preferred Shares.

For grants of stock options and warrants in 2015 the Company used a 1.63% to 2.35% risk-free interest rate, 0% dividend rate, 59% to 66% volatility and estimated terms of 5 to 10 years. Value computed using these assumptions ranged from $6.8745 to $139.2386 per share.

On March 25, 2016, the Company commenced the Exchange Offer which was completed on April 20, 2016, as described above.

On July 1, 2016, the Company issued inducement stock options in accordance with NASDAQ listing rules for 40,000 shares of common stock, par value $0.01, at $3.75 per share to the Company’s newly hired Vice President of Sales. The options will vest in six equal increments: on the first, second, third, fourth, fifth and sixth quarters of the hiring date anniversary.

On October 4, 2016, the Company issued 400,000 shares of common stock, par value $0.01, to be held in escrow in connection with the Company’s Partnership and Exclusive Reseller Agreement with GLG Pharma, LLC.

For grants of stock options and warrants in 2016 the Company used a 1.46% to 1.78% risk free interest rate, 0% dividend rate, 66% volatility and estimated terms of 10 years. Value computed using these assumptions ranged from $1.6329 to $3.7195 per share.

The following summarizes transactions for stock options and warrants for the periods indicated:

	Stock Options		Warrants
	Number of Shares	Average Exercise Price	Number of Shares	Average Exercise Price
Outstanding at December 31, 2014	17,945	$187.75	20,029	$198.75

Issued	14,171	69.00	303,269	123.75
Expired	(766)	293.25	(79)	283.50
Exercised	-	-	(120)	123.75

Outstanding at December 31, 2015	31,350	$133.23	323,099	$128.40

Issued	100,837	3.329	730,882	1.44
Expired	(22,377)	122.132	-	-
Exercised	(1,312)	65.750	(939,879)	-

Outstanding at September 30, 2016	108,498	$15.652	114,102	$369.06

At September 30, 2016, 64,542 stock options are fully vested and currently exercisable with a weighted average exercise price of $23.46 and a weighted average remaining term of 9.57 years. All warrants are fully vested and exercisable. Stock-based compensation recognized for the nine months ending September 2016 and September 2015 was $1,393,862 and $320,334, respectively. The Company has $132,675 of unrecognized compensation expense related to non-vested stock options that are expected to be recognized over a period of approximately 18 months.

The following summarizes the status of options and warrants outstanding at September 30, 2016:

Range of Prices	Shares	Weighted Remaining Life
Options
$2.25	293	9.90
$2.42	37,152	9.89
$3.75	44,000	9.76
$4.125	3,636	10.00
$4.1975	7,147	9.97
$4.25	3,529	9.50
$5.125	3,902	9.94
$65.75	342	9.06
$73.50	1,157	9.26
$77.50	2,323	8.75
$80.25	187	9.01
$86.25	232	8.50
$121.875	5	6.45
$131.25	81	5.94
$148.125	928	6.47
$150.00	1,760	5.88
$162.50	123	8.26
$206.25	121	8.01
$248.4375	121	6.79
$262.50	130	6.79
$281.25	529	6.30
$318.75	3	6.60
$346.875	72	7.50
$431.25	306	7.44
$468.75	133	7.40
$506.25	188	7.25
$543.75	53	7.02
$596.25	42	7.00

	108,498

Warrants
$93.75	2,255	1.45
$123.75	94,084	3.92
$150.00	4,114	1.45
$225.00	107	1.32
$243.75	2,529	2.84
$281.25	5,897	1.20
$309.375	2,850	2.86
$309.50	222	3.10
$337.50	178	1.72
$371.25	944	1.66
$506.25	59	2.38
$609.375	862	2.34
	114,102

 Stock options and warrants expire on various dates from June 2017 to September 2026.

On July 24, 2015, an amendment to the Certificate of Incorporation became effective, pursuant to which the authorized common stock was increased to 4,000,000 shares of common stock and the authorized preferred stock was increased to 20,000,000 shares.

Under a Separation Agreement effective June 13, 2016, all of our former CEO Josh Kornberg’s 22,085 outstanding stock options were canceled.

On September 16, 2016, an amendment to the Certificate of Incorporation became effective, pursuant to which the authorized common stock was increased to 8,000,000 shares of common stock.

Stock Options and Warrants Granted by the Company

The following table is the listing of stock options and warrants as of September 30, 2016 by year of grant:

Stock Options:

Year	Shares	Price
2011	173	0.00	-	281.25
2012	1,841	131.25	-	150.00
2013	1,612	121.88	-	596.25
2014	969	162.50	-	468.75
2015	4,240	65.75	-	86.25
2016	99,661	2.25	-	5.13
Total	108,498	$0.00	-	596.25

Warrants:

Year	Shares	Price
2012	2,792		281.25
2013	10,703	93.75	-	371.25
2014	6,455	243.75	-	609.38
2015	94,152	0.00	-	243.75
Total	114,102	$0.00	-	609.38

NOTE 3 – STOCKHOLDERS’ EQUITY (DEFICIT), STOCK OPTIONS AND WARRANTS

Public Offering of Units

On August 31, 2015 (the “Issuance Date”), the Company completed a public offering (the “Offering”) of 1,666,667 Units (the “Units”) as described below. The public offering price in the Offering was $9.00 per Unit, and the purchase price for the underwriter of the Offering (the “Underwriter”) was $8.28 per Unit, resulting in an underwriting discount and commission of $0.72 (or 8.00%) per Unit and total net proceeds to the Company before expenses of $13.8 million. The Company had granted the Underwriter an option for a period of 45 days to purchase up to an additional 250,000 Units solely to cover over-allotments. The Underwriter chose not to purchase any additional Units under the over-allotment option. The Company paid to the Underwriter a non-accountable expense allowance equal to 1% of the gross proceeds of the Offering and agreed to reimburse expenses incurred by the Underwriter up to $70,000.

On August 31, 2015, as a result of the communication of the Offering and the issuance of the 228,343 Exchange Units in the Unit Exchange described below, the Company issued a total of 1,895,010 Units, comprised of a total of aggregate of 75,800 shares of Common Stock, 1,895,010 shares of Series B Preferred Stock and 7,580,040 Series A Warrants.

Each Unit consisted of one share of common stock, par value $0.01 per share (the “Common Stock”), one share of Series B Convertible Preferred Stock (“Series B Preferred Stock”) and four Series A Warrants. The shares of Common Stock, the shares of Series B Preferred Stock and the Series A Warrants that comprise the Units automatically separated on February 29, 2016.

For a description of the terms of the Series B Convertible Preferred Stock included within the Units, see “Certificate of Designation for Series B Preferred Stock” below. For a description of the terms of the Series A Warrants included within the Units, see “Series A Warrants” below.

Series A Warrants
. The Series A Warrants separated from the Series B Convertible Preferred Stock and the Common Stock included within the Units as described above and are currently exercisable. The Series A Warrants will terminate on August 31, 2020. Each Series A Warrant is exercisable into one share of Common Stock at an initial cash exercise price of $4.95 per share. The exercise price and number of shares of common stock issuable upon exercise is subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting the Common Stock and the exercise price.
Holders may exercise Series A Warrants by paying the exercise price in cash or, in lieu of payment of the exercise price in cash, by electing to receive a number of shares of Common Stock equal to the Black Scholes Value (as defined below) based upon the number of shares the holder elects to exercise. The number of shares of Common Stock to be delivered will be determined according to the following formula, referred to as the “Cashless Exercise.”

Total Shares = (A x B) / C

Where:

•	Total Shares is the number of shares of Common Stock to be issued upon a Cashless Exercise.
•	A is the total number of shares with respect to which the Series A Warrant is then being exercised.

•	B is the Black Scholes Value (as defined below).

•
C is the closing bid price of the Common Stock as of two trading days prior to the time of such exercise, provided that in no event may “C” be less than $10.75 per share (subject to appropriate adjustment in the event of stock dividends, stock splits or similar events affecting the Common Stock).

The Black Scholes Value (as defined above) as of March 11, 2016 was $108.115, and the closing bid price of Common Stock as of March 11, 2016, was $4.50. Therefore, an exercise on that date would have resulted in the issuance of 0.40 shares of Common Stock for each Series A Warrant. Approximately 3,390,935 Series A Warrants have been exercised in cashless exercises as of March 11, 2016, resulting in the issuance of 1,362,147 shares of Common Stock. If all of the remaining 4,189,105 Series A Warrants that were issued as part of the Units sold in the Offering and part of the Units issued on August 31, 2015 were exercised pursuant to a cashless exercise and the closing bid price of our common stock as of the two trading days prior to the time of such exercise was $10.75 per share or less and the Black Scholes Value were $4.3246 (the Black Scholes Value as of March 11, 2016), then a total of approximately 1,685,229 shares of our common stock would be issued to the holders of such Series A Warrants. The potential for such dilutive exercise of the Series A Warrants may depress the price of our common stock regardless of the Company’s business performance, and could encourage short selling by market participants, especially if the trading price of our common stock begins to decrease.

The Series A Warrants will not be exercisable or exchangeable by the holder of such warrants to the extent (and only to the extent) that the holder or any of its affiliates would beneficially own in excess of 4.99% of the common stock of the Company, determined in accordance with Section 13(d) of the Securities Exchange Act of 1934, as amended, and the regulations promulgated thereunder.

In addition to (but not duplicative of) the adjustments to the exercise price and the number of shares of Common Stock issuable upon exercise of the Series A Warrants in the event of stock dividends, stock splits, reorganizations or similar events, the Series A Warrants provide for certain adjustments if the Company, at any time prior to the three year anniversary of the Issuance Date, (1) declares or makes any dividend or other distribution of its assets (or rights to acquire its assets) to all or substantially all of the holders of shares of Common Stock at any time after the Issuance Date, or (2) grants, issues or sells any options, convertible securities or rights to purchase stock, warrants, securities or other property pro rata to all or substantially all of the record holders of any class of shares of Common Stock.  Further, if at any time a Series A Warrant is outstanding, the Company consummates any fundamental transaction, as described in the Series A Warrants and generally including any consolidation or merger into another corporation, or the sale of all or substantially all of our assets, or other transaction in which the Common Stock is converted into or exchanged for other securities or other consideration, the holder of any Series A Warrants will thereafter receive, the securities or other consideration to which a holder or the number of shares of Common Stock then deliverable upon the exercise or exchange of such Series A Warrants would have been entitled upon such consolidation or merger or other transaction.

Unit Purchase Option.
The Company, in connection with the Offering, entered into a Unit Purchase Option Agreement, dated as of August 31, 2015 (the “Unit Purchase Option”), pursuant to which the Company granted the Underwriter the right to purchase from the Company up to a number of Units equal to 5% of the Units sold in the Offering (or up to 83,333 Units) at an exercise price equal to 125% of the public offering price of the Units in the Offering, or $11.25 per Unit. The Unit Purchase Option expires on August 25, 2018.

Series B Preferred Stock.
Each share of Series B Preferred Stock is convertible into one share of Common Stock (subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events) on the six month anniversary of the Issuance Date or on the date of an Early Separation. In addition, the Series B Preferred Stock will automatically convert into shares of common stock upon the occurrence of a fundamental transaction, as described in the certificate of designations for the Series B Preferred Stock but including mergers, sales of the company’s assets, changes in control and similar transactions. The Series B Preferred Stock is not convertible by the holder of such preferred stock to the extent (and only to the extent that the holder or any of its affiliates would beneficially own in excess of 4.99% of the common stock of the Company. The Series B Preferred Stock has no voting rights, except for the right to approve certain amendments to the certificate of designations or similar actions. With respect to payment of dividends and distribution of assets upon liquidation or dissolution or winding up of the Company, the Series B Preferred Stock shall rank equal to the common stock of the Company. No sinking fund has been established for the retirement or redemption of the Series B Preferred Stock.

Unit Exchange.
On February 4, 2014, the Company raised $2,055,000 in gross proceeds from a private placement of 20,550 shares of Series A Convertible Preferred Stock, par value $0.01, with a stated value of $100 per share (the “Series A Preferred Shares”) and warrants to purchase shares of the Company’s common stock. The Series A Preferred Shares and warrants were sold to investors pursuant to a Securities Purchase Agreement, dated as of February 4, 2014. On August 31, 2015, the Company issued a total of 228,343 Units (the “Exchange Units”) in exchange for the outstanding Series A Preferred Stock which were then cancelled pursuant to an agreement with the holders of the Series A Preferred Shares. The warrants that were issued in connection with the issuance of the Series A Preferred Shares remained outstanding; however, the warrant amounts were reduced so that the warrants are exercisable into an aggregate of 3,391 shares of the Company’s common stock. The Exchange Units were exempt from registration under Section 3(a)(9) of the Securities Act. On August 31, 2015, the Company filed a termination certificate with the Delaware Secretary of State. Following that date there were no shares of Series A Preferred Stock outstanding, and the previously authorized shares of Series A Preferred Stock resumed the status of authorized but unissued and undesignated shares of preferred stock of the Company.

Redemption of Convertible Notes.
In connection with the closing of the Offering, $933,074 aggregate principal amount of Convertible Notes plus interest and a 40% redeemable premium were redeemed for total payments of $1,548,792. See Note 4. Of this amount, approximately $167,031 was paid to its affiliates in redemption of their Convertible Notes.

Equity Incentive Plan

The Company has an equity incentive plan, which allows issuance of incentive and non-qualified stock options to employees, directors and consultants of the Company, where permitted under the plan. The exercise price for each stock option is determined by the Board of Directors. Vesting requirements are determined by the Board of Directors when granted and currently range from immediate to three years. Options under this plan have terms ranging from three to ten years.

Accounting for share-based payment

The Company has adopted ASC 718-
Compensation-Stock Compensation
("ASC 718"). Under ASC 718 stock-based employee compensation cost is recognized using the fair value based method for all new awards granted after January 1, 2006 and unvested awards outstanding at January 1, 2006. Compensation costs for unvested stock options and non-vested awards that were outstanding at January 1, 2006, are being recognized over the requisite service period based on the grant-date fair value of those options and awards, using a straight-line method. We elected the modified-prospective method under which prior periods are not retroactively restated.

ASC 718 requires companies to estimate the fair value of stock-based payment awards on the date of grant using an option-pricing model or other acceptable means. The Company uses the Black-Scholes option valuation model which requires the input of significant assumptions including an estimate of the average period of time employees will retain vested stock options before exercising them, the estimated volatility of the Company's common stock price over the expected term, the number of options that will ultimately be forfeited before completing vesting requirements, the expected dividend rate and the risk-free interest rate. Changes in the assumptions can materially affect the estimate of fair value of stock-based compensation and, consequently, the related expense recognized. The assumptions the Company uses in calculating the fair value of stock-based payment awards represent the Company's best estimates, which involve inherent uncertainties and the application of management's judgment. As a result, if factors change and the Company uses different assumptions, the Company's equity-based compensation expense could be materially different in the future.

Since the Company's common stock has no significant public trading history, and the Company has experienced no significant option exercises in its history, the Company is required to take an alternative approach to estimating future volatility and estimated life and the future results could vary significantly from the Company's estimates. The Company compiled historical volatilities over a period of 2 to 7 years of 15 small-cap medical companies traded on major exchanges and 10 mid-range medical companies on the OTC Bulletin Board and combined the results using a weighted average approach. In the case of ordinary options to employees the Company determined the expected life to be the midpoint between the vesting term and the legal term. In the case of options or warrants granted to non-employees, the Company estimated the life to be the legal term unless there was a compelling reason to make it shorter.

When an option or warrant is granted in place of cash compensation for services, the Company deems the value of the service rendered to be the value of the option or warrant. In most cases, however, an option or warrant is granted in addition to other forms of compensation and its separate value is difficult to determine without utilizing an option pricing model. For that reason the Company also uses the Black-Scholes option-pricing model to value options and warrants granted to non-employees, which requires the input of significant assumptions including an estimate of the average period the investors or consultants will retain vested stock options and warrants before exercising them, the estimated volatility of the Company's common stock price over the expected term, the number of options and warrants that will ultimately be forfeited before completing vesting requirements, the expected dividend rate and the risk-free interest rate. Changes in the assumptions can materially affect the estimate of fair value of stock-based consulting and/or compensation and, consequently, the related expense recognized.

Since the Company has limited trading history in its stock and no first-hand experience with how its investors and consultants have acted in similar circumstances, the assumptions the Company uses in calculating the fair value of stock-based payment awards represent its best estimates, which involve inherent uncertainties and the application of management's judgment. As a result, if factors change and the Company uses different assumptions, the Company's equity-based consulting and interest expense could be materially different in the future.

Valuation and accounting for options and warrants

The Company determines the grant date fair value of options and warrants using a Black-Scholes option valuation model based upon assumptions regarding risk-free interest rate, expected dividend rate, volatility and estimated term.

In January 2014 the Company issued 174 shares of common stock to the former CEO at $31.25 per share upon his exercising options.

In January through March 2014, 9 warrant holders exercised warrants through a cashless exercise for a total of 618 shares of common stock.

In January and February 2014 the Company issued warrants to purchase 862 shares pursuant to a February 4, 2014 private placement whereby the Company issued 20,550 shares of Series A Convertible Preferred Stock raising gross proceeds of $2,055,000. The warrants are at an exercise price of $609.50.

In February 2014 the Company issued a warrant to purchase 60 shares of common stock at an exercise price of $506.25 to a major shareholder Dr. Samuel Herschkowitz. The warrant is in consideration for a bridge loan extended in December 2013 that has been paid in February 2014.

On March 31, 2014, the Company issued dividends to the Purchasers of the Preferred Shares as described above. The dividends are at an annual rate of 6% of the stated value of the Preferred Shares paid on a quarterly basis in the form of common stock per a stipulated $487.50 per share. As a result 39 shares of common stock were issued to 16 holders of Preferred Shares.

In March 2014, the Company issued 178 shares of common stock to a warrant holder for a partial cash exercise at $281.25 per share; issued 134 shares to the holder via the cashless exercise of the remainder of the warrant.

In June 2014, the Company issued 149 shares of common stock to a warrant holder exercising cashless warrants.

On June 30, 2014, the Company issued dividends to the Purchasers of the Preferred Shares as described above. The dividends are at an annual rate of 6% of the stated value of the Preferred Shares paid on a quarterly basis in the form of common stock per a stipulated $487.50 per share. As a result 63 shares of common stock were issued to 16 holders of Preferred Shares.

On June 30, 2014, the Company issued a warrant to purchase 218 shares of common stock at an exercise price of $309.50 to SOK Partners, LLC, in consideration for a bridge loan in the form of convertible notes. On September 9, 2014 the Resale Registration Statement went into effect. The convertible note agreement provided an immediate approximately 11% reduction to the warrant agreement. Therefore, the warrant has been adjusted to purchase 194 shares of common stock at an exercise price of $309.50 to SOK Partners, LLC in consideration for a bridge loan.

In July 2014, the Company issued warrants to purchase 1,160 shares of common stock at an exercise price of $309.50 to two lenders in consideration for a bridge loan in the form of convertible notes. The shares above reflect approximately an 11% reduction resulting from the Resale Registration Statement that went effective September 9, 2014.

In August 2014, the Company issued warrants to purchase 2,462 of common stock at an exercise price of $609.50 to the Purchasers of the Preferred Shares. The Securities Purchase Agreement with the Preferred Shareholders stipulated that if the Company was not listed on either the NASDAQ Stock Market, the New York Stock Exchange or the NYSE MKT within 180 days of closing the agreement then warrants to purchase the above additional shares would be issued in aggregate to the Preferred Shareholders.

In August and September 2014, the Company issued warrants to purchase 1,498 shares of common stock at an exercise price of $309.50 to four lenders in consideration for a bridge loan in the form of convertible notes. The shares above reflect the approximate 11% reduction resulting from the Resale Registration Statement that went effective September 9, 2014.

On September 30, 2014, the Company issued dividends to the Purchasers of the Preferred Shares as described above. The dividends are at an annual rate of 6% of the stated value of the Preferred Shares paid on a quarterly basis in the form of common stock per a stipulated $487.50 per share. As a result 63 shares of common stock were issued to 16 holders of Preferred Shares.

In November 2014, the Company issued 548 shares of common stock, par value $0.01, in escrow for debt settlement.

On December 31, 2014, the Company issued dividends to the Purchasers of the Preferred Shares as described above. The dividends are at an annual rate of 6% of the stated value of the Preferred Shares paid on a quarterly basis in the form of common stock per a stipulated $487.50 per share. As a result 63 shares of common stock were issued to 16 holders of Preferred Shares.

For grants of stock options and warrants in 2014 the Company used a 1.44% to 2.75% risk-free interest rate, 0% dividend rate, 59% or 66% volatility and estimated terms of 5 or 10 years. Value computed using these assumptions ranged from $80.02 to $347.99 per share.

In January 2015, the Company issued a dividend adjustment to the Purchasers of the Preferred Shares as described above. Certain previous dividends paid were calculated with an exercise price of $487.50 per share, but should have been calculated at $243.75 per share. As a result 125 shares of common stock were issued to 16 holders of Preferred Shares.

On March 31, 2015, the Company issued dividends to the Purchasers of the Preferred Shares as described above. The dividends are at an annual rate of 6% of the stated value of the Preferred Shares paid on a quarterly basis in the form of common stock per a stipulated $243.75 per share. As a result 125 shares of common stock were issued to 16 holders of Preferred Shares.

On June 30, 2015, the Company issued dividends to Purchases of the Preferred Shares as described above. The dividends are at an annual rate of 6% of the stated value of the Preferred Shares paid on a quarterly basis in the form of common stock per a stipulated $243.75 per share. As a result 125 shares of common stock were issued to 16 holders of Preferred Shares.

For grants of stock options and warrants in 2015 the Company used a 1.63% to 2.35% risk-free interest rate, 0% dividend rate, 59% to 66% volatility and estimated terms of 5 to 10 years. Value computed using these assumptions ranged from $6.88 to $139.24 per share.

The following summarizes transactions for stock options and warrants for the periods indicated:

	Stock Options		Warrants
	Number of Shares	Average Exercise Price	Number of Shares	Average Exercise Price
Outstanding at December 31, 2013	15,430	$168.75	18,477	$262.50

Issued	3,028	203.00	6,455	95.25
Expired	(316)	589.50	(3,275)	338.50
Exercised	(198)	44.00	(1,629)	209.50

Outstanding at December 31, 2014	17,944	$187.75	20,028	$198.75

Issued	14,171	69.00	303,269	123.75
Cancelled	(766)	293.25	(79)	283.50
Exercised	-	-	(120)	123.75

Outstanding at December 31, 2015	31,349	$133.25	323,098	$128.50

At December 31, 2015, 31,229 stock options are fully vested and currently exercisable with a weighted average exercise price of $132.25 and a weighted average remaining term of 8.17 years. There are 323,098 warrants that are fully vested and exercisable. Stock-based compensation recognized in 2015 and 2014 was $871,877 and $723,367, respectively. The Company has $32,682 of unrecognized compensation expense related to non-vested stock options that are expected to be recognized over the next 2 months.

The following summarizes the status of options and warrants outstanding at December 31, 2015:

Range of Exercise Prices	Shares	Weighted Average Remaining Life
Options:
$18.75	293	5.52
$65.75	10,019	9.81
$73.50	1,225	10.01
$77.50	2,387	9.50
$80.25	250	9.76
$86.25	289	9.25
$121.88	6	7.20
$131.25	82	6.69
$140.63	7,679	7.21
$148.13	929	7.22
$150.00	4,959	6.63
$162.50	153	9.01
$206.25	145	8.76
$248.44	120	7.54
$262.50	130	7.54
$281.25	546	7.09
$318.75	3	7.36
$346.88	87	8.25
$431.25	1,610	8.19
$468.75	134	8.15
$506.25	198	8.01
$543.75	54	7.77
$596.25	51	7.75
Total	31,349

Warrants:
$123.75	303,081	4.67
$150.00	4,114	2.20
$225.00	107	2.07
$243.75	2,529	3.59
$281.25	8,152	2.02
$309.38	2,850	3.61
$309.50	222	3.85
$337.50	178	2.47
$371.25	944	2.41
$506.25	59	3.13
$609.38	861	3.10
Total	323,098

Stock options and warrants expire on various dates from June 2017 to December 2025.

On July 24, 2015, an amendment to the Certificate of Incorporation became effective, pursuant to which the authorized common stock was increased to 4,000,000 shares of common stock and the authorized preferred stock was increased to 20,000,000 shares.

Stock Options and Warrants Granted by the Company

The following table is the listing of stock options and warrants as of December 31, 2015 by year of grant:

Stock Options:
Year	Shares	Price
2011	467		18.75
2012	5,041	131.25	–	150.00
2013	9,310	121.88	–	596.25
2014	2,361	162.50	–	468.75
2015	14,170	65.75	–	86.25
Total	31,349	$18.75	–	596.25

Warrants:
Year	Shares	Price
2012	2,792	281.25	–	375.00
2013	10,703	150.00	–	371.25
2014	6,455	309.38	–	609.38
2015	303,148		123.75
Total	323,098	$123.75	–	609.38